IXIS ADVISOR INCOME AND TAX FREE INCOME FUNDS

IXIS ADVISOR EQUITY FUNDS

Supplement dated June 11, 2007 to the IXIS Advisor Income and Tax Free Income Funds Statement of Additional Information – Part I , IXIS Advisor Equity Funds Statement of Additional Information – Part I and IXIS Advisor Funds Statement of Additional Information – Part II, each dated February 1, 2007, as may be revised and supplemented from time to time

Effective August 1, 2007, the name of the distributor of the Funds (the “Distributor”) will change from IXIS Asset Management Distributors, L.P. to Natixis Distributors, L.P., and all references to the Distributor will change as such. Also, effective August 1, 2007, the name of the adviser of the Funds (the “Adviser”) and the Advisory Administrator for the Loomis Sayles Core Plus Bond Fund and the Loomis Sayles Massachusetts Tax Free Income Fund (the “Advisory Administrator”) will change from IXIS Asset Management Advisors, L.P. to Natixis Asset Management Advisors, L.P., and all references to the Adviser and the Advisory Administrator will change as such.

Effective August 6, 2007, the name of the fund family will change from IXIS Advisor Funds to Natixis Funds. Thus, all references to IXIS Advisor Funds and www.ixisadvisorfunds.com are replaced with Natixis Funds and www.funds.natixis.com, respectively. Also, effective August 6, 2007, the names of the following Trusts will change, and all references to each respective Trust will be replaced, as shown below:

Old Trust Name	New Trust Name
IXIS Advisor Funds Trust I	Natixis Funds Trust I
IXIS Advisor Funds Trust II	Natixis Funds Trust II

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On June 1, 2007, the Board of Trustees of the IXIS Advisor Funds approved the termination of offering of Class B shares. No new accounts will be opened in Class B shares after July 30, 2007. No additional investments into Class B shares may be made after October 12, 2007, including investments by existing Class B shareholders. For Class B shares outstanding on October 12, 2007 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated contingent deferred sales charge (“CDSC”) schedules, conversion features and distribution and shareholder service plan fees, will continue in effect.

IXIS Advisor Income and Tax Free Income Funds SAI – Part I

Effective July 1, 2007, the table regarding expense limits, in the sub-section “Advisory Fees” within the section “Fund Charges & Expenses” with respect to the Loomis Sayles Core Plus Bond Fund and Loomis Sayles Limited Term Government and Agency Fund is updated as follows:

Fund	Expense Limit	Date of Undertaking
Core Plus Bond Fund		July 1, 2007
Class A	1.00%
Class B	1.75%
Class C	1.75%
Class Y	0.75%
Limited Term Government and Agency Fund		July 1, 2007
Class A	0.95%
Class B	1.70%
Class C	1.70%
Class Y	0.70%

SP356-0607

LOOMIS SAYLES INSTITUTIONAL FUNDS

LOOMIS SAYLES RETAIL FUNDS

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

LOOMIS SAYLES SECURITIZED ASSET FUND

Supplement dated June 11, 2007 to the Loomis Sayles Institutional Funds Statement of Additional Information, Loomis Sayles Retail Funds Statement of Additional Information and Loomis Sayles High Income Opportunities Fund and Loomis Sayles Securitized Asset Fund Statement of Additional Information, each dated February 1, 2007, as may be revised and supplemented from time to time

Effective August 1, 2007 the name of the distributor of the Funds (the “Distributor”) will change from IXIS Asset Management Distributors, L.P. to Natixis Distributors, L.P., and all references to the Distributor will change as such.

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Loomis Sayles Retail Funds SAI

Effective July 1, 2007, the table regarding advisory fees, in the sub-section “Advisory Agreements” within the section “Investment Advisory and Other Services” with respect to the Loomis Sayles Global Bond Fund is updated as follows:

Fund	Rate
Loomis Sayles Global Bond Fund	0.60% 0.50% 0.48%	of the first $1 billion of the next $1 billion thereafter

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Effective July 1, 2007, the table regarding expense limits, in the sub-section “Advisory Agreements” within the section “Investment Advisory and Other Services” with respect to the Loomis Sayles Bond Fund is updated as follows:

Fund	Expense Limit	Date of Undertaking
Loomis Sayles Bond Fund		July 1, 2007
Institutional Class	0.70%
Retail Class	0.95%
Admin Class	1.20%

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Effective June 1, 2007, the Loomis Sayles Value Fund is no longer a part of the Loomis Sayles Retail Funds Statement of Additional Information.

M-LSSP83-0607